CONDENSED CONSOLIDATED STATEMENTS OF OPERATIONS (USD $) In Thousands, except Share data, unless otherwise specified	3 Months Ended	9 Months Ended	194 Months Ended
	Sep. 30, 2012	Sep. 30, 2012	Sep. 30, 2012
Revenues:
Collaboration and research and development revenue			$ 3,100
Grant revenue	38	64	3,712
Total revenues	38	64	6,812
Operating expenses:
Research and development	1,532	4,596	190,395
General and administrative	2,028	5,917	86,748
Goodwill and intangible impairment			2,747
Other restructuring costs			2,634
Total operating expenses	3,560	10,513	282,524
Operating loss	(3,522)	(10,449)	(275,712)
Other income (expense):
Costs associated with aborted 2004 IPO			(3,550)
Payment under guarantee			(1,652)
Change in valuation of Economic Rights	(63)	27	27
Change in valuation of other liabilities measured at fair value	1	51	6,378
Foreign exchange (losses)/gains	6	237	(4,060)
Interest income	5	17	13,742
Interest expense			(4,567)
Other income	1	77	77
Total other (expense) income, net	(50)	409	6,395
Loss from continuing operations before taxes	(3,572)	(10,040)	(269,317)
Income tax benefit	419	714	19,158
Net loss from continuing operations	(3,153)	(9,326)	(250,159)
Discontinued operations:
Loss from discontinued operations	1,263	904	(11,812)
Net loss	(1,890)	(8,422)	(261,971)
Dividends on preferred ordinary shares			(38,123)
Deemed dividend on convertible exchangeable preferred shares			(3,515)
Dividend on convertible exchangeable preferred shares	(182)	(546)	(4,203)
Net loss applicable to common shareholders	$ (2,072)	$ (8,968)	$ (307,812)
Net loss per share, continuing operations
Basic and diluted (in dollars per share)	$ (0.40)	$ (1.20)
Net income (loss) per share, discontinued operations
Basic and diluted (in dollars per share)	$ 0.15	$ 0.11
Net loss per share - basic and diluted (in dollars per share)	$ (0.25)	$ (1.09)
Weighted average common shares outstanding (in shares)	8,429,269	8,227,721